John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 30.8%				$19,686,379
(Cost $19,315,134)
U.S. Government 23.4%				14,940,559
U.S. Treasury
Note	0.125	12-31-22	1,650,000	1,649,807
Note	0.125	08-15-23	1,550,000	1,547,760
Note	0.750	01-31-28	1,000,000	984,023
Note	0.875	11-15-30	1,200,000	1,159,594
Note	1.625	02-15-26	1,400,000	1,456,656
Note	2.000	02-15-23	1,500,000	1,540,781
Note	2.000	02-15-25	650,000	683,236
Note	2.250	11-15-24	700,000	740,305
Note	2.250	02-15-27	1,350,000	1,450,881
Note	2.500	05-15-24	700,000	740,688
Note	2.750	04-30-23	500,000	521,484
Note	2.750	11-15-23	1,200,000	1,265,719
Note	2.750	06-30-25	400,000	432,797
Note	3.000	09-30-25	700,000	766,828
U.S. Government Agency 7.4%				4,745,820
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	171,344	180,968
15 Yr Pass Thru	3.000	03-01-32	485,697	513,281
15 Yr Pass Thru	3.500	03-01-30	195,900	209,845
15 Yr Pass Thru	3.500	04-01-32	392,919	422,852
15 Yr Pass Thru	4.000	05-01-33	180,906	192,564
30 Yr Pass Thru	3.500	03-01-48	267,555	287,101
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	226,746	243,807
15 Yr Pass Thru	3.500	11-01-34	124,971	133,671
15 Yr Pass Thru	4.000	05-01-33	284,079	307,623
30 Yr Pass Thru	3.000	05-01-48	228,315	246,254
30 Yr Pass Thru	3.000	07-01-50	175,887	186,725
30 Yr Pass Thru	3.500	02-01-45	125,488	135,891
30 Yr Pass Thru	3.500	09-01-46	300,428	324,488
30 Yr Pass Thru	3.500	07-01-47	174,880	185,975
30 Yr Pass Thru	4.000	07-01-44	104,234	114,411
30 Yr Pass Thru	4.000	10-01-47	280,377	309,188
30 Yr Pass Thru	4.500	01-01-46	240,364	266,554
30 Yr Pass Thru	4.500	03-01-47	119,706	132,039
30 Yr Pass Thru	4.500	08-01-56	90,809	102,861

30 Yr Pass Thru	5.000	11-01-39	219,579	249,722
Corporate bonds 48.7%				$31,174,180
(Cost $30,092,484)
Communication services 3.0%				1,899,610
Diversified telecommunication services 1.7%
AT&T, Inc.	4.125	02-17-26	290,000	324,675
AT&T, Inc.	4.300	02-15-30	200,000	232,684
Verizon Communications, Inc.	1.500	09-18-30	192,000	185,097
Verizon Communications, Inc.	4.329	09-21-28	275,000	321,113
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	321,133
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	320,427
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp.	3.400	04-01-30	175,000	$194,481
Consumer discretionary 2.5%				1,584,488
Automobiles 0.4%
American Honda Finance Corp.	0.650	09-08-23	270,000	271,378
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	305,791
Specialty retail 1.2%
Lowe’s Companies, Inc.	3.650	04-05-29	295,000	331,126
The Home Depot, Inc.	2.950	06-15-29	200,000	219,020
The Home Depot, Inc.	3.350	09-15-25	200,000	219,091
Textiles, apparel and luxury goods 0.4%
NIKE, Inc.	2.750	03-27-27	220,000	238,082
Consumer staples 3.6%				2,269,042
Beverages 1.7%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	358,836
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	150,000	178,336
Keurig Dr. Pepper, Inc.	2.250	03-15-31	187,000	189,575
PepsiCo, Inc.	2.750	03-19-30	305,000	330,371
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	375,941
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	222,937
The Clorox Company	3.900	05-15-28	200,000	227,277
Personal products 0.6%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	385,769
Energy 2.8%				1,815,748
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	265,937
Oil, gas and consumable fuels 2.4%
Enbridge, Inc.	4.250	12-01-26	285,000	320,289
Equinor ASA	2.650	01-15-24	200,000	209,835
Equinor ASA	3.125	04-06-30	210,000	230,434
Shell International Finance BV	2.375	11-07-29	150,000	156,846
Shell International Finance BV	3.250	05-11-25	200,000	216,696
The Williams Companies, Inc.	3.500	11-15-30	175,000	192,065
TotalEnergies Capital International SA	3.455	02-19-29	200,000	223,646
Financials 15.2%				9,746,422
Banks 10.0%
African Development Bank	0.750	04-03-23	300,000	302,556
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	565,000	553,401
Bank of America Corp.	3.248	10-21-27	175,000	190,922
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	219,656
Bank of Montreal	2.050	11-01-22	150,000	153,144
BNP Paribas SA	3.250	03-03-23	430,000	449,799
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	212,749
Citigroup, Inc.	3.200	10-21-26	350,000	381,101
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	320,433
JPMorgan Chase & Co.	3.300	04-01-26	470,000	513,748
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	201,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	$233,574
KeyCorp	2.550	10-01-29	201,000	211,714
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	348,084
Royal Bank of Canada	1.950	01-17-23	255,000	260,934
The Bank of Nova Scotia	1.950	02-01-23	245,000	250,686
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	475,709
The Toronto-Dominion Bank	0.750	09-11-25	413,000	409,846
U.S. Bancorp	2.375	07-22-26	300,000	319,154
Westpac Banking Corp.	1.150	06-03-26	415,000	417,597
Capital markets 3.0%
Intercontinental Exchange, Inc.	3.750	12-01-25	295,000	325,663
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	439,090
Morgan Stanley	4.000	07-23-25	200,000	221,883
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	262,755
The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	129,431
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	343,102
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	150,000	168,017
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	309,856
Insurance 1.7%
Aon Corp.	2.800	05-15-30	323,000	341,672
Chubb INA Holdings, Inc.	1.375	09-15-30	170,000	163,045
Lincoln National Corp.	3.050	01-15-30	205,000	221,221
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	282,300
Prudential Financial, Inc.	1.500	03-10-26	110,000	112,105
Health care 6.9%				4,411,105
Biotechnology 1.3%
AbbVie, Inc.	3.600	05-14-25	210,000	228,275
AbbVie, Inc.	4.250	11-14-28	222,000	257,321
Amgen, Inc.	2.200	02-21-27	310,000	323,092
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25	291,000	311,746
Health care providers and services 2.9%
Anthem, Inc.	2.875	09-15-29	150,000	160,089
Anthem, Inc.	3.650	12-01-27	330,000	369,338
CVS Health Corp.	3.875	07-20-25	265,000	291,924
CVS Health Corp.	4.300	03-25-28	230,000	264,820
Seattle Children’s Hospital	1.208	10-01-27	325,000	320,173
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	222,079
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	230,783
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	4.497	03-25-30	280,000	334,129
Pharmaceuticals 1.7%
Bristol-Myers Squibb Company	0.750	11-13-25	340,000	337,842
Merck & Company, Inc.	3.400	03-07-29	285,000	320,193
Novartis Capital Corp.	3.000	11-20-25	275,000	297,697
Zoetis, Inc.	3.250	02-01-23	137,000	141,604
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.5%				$2,236,129
Aerospace and defense 1.0%
Lockheed Martin Corp.	3.550	01-15-26	250,000	276,417
Northrop Grumman Corp.	2.930	01-15-25	350,000	372,168
Building products 0.3%
Carrier Global Corp.	2.242	02-15-25	182,000	189,637
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	232,262
Machinery 1.5%
Caterpillar, Inc.	3.400	05-15-24	300,000	321,596
CNH Industrial Capital LLC	1.450	07-15-26	317,000	316,931
John Deere Capital Corp.	2.250	09-14-26	285,000	301,927
Road and rail 0.3%
Union Pacific Corp.	2.750	03-01-26	210,000	225,191
Information technology 2.3%				1,499,590
IT services 0.5%
Mastercard, Inc.	3.350	03-26-30	265,000	299,219
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	2.450	11-15-29	140,000	147,691
Texas Instruments, Inc.	2.250	09-04-29	145,000	151,321
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	320,072
salesforce.com, Inc.	1.950	07-15-31	308,000	312,408
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	2.850	02-23-23	260,000	268,879
Materials 2.0%				1,260,442
Chemicals 1.6%
Air Products and Chemicals, Inc.	1.850	05-15-27	310,000	321,203
Eastman Chemical Company	4.500	12-01-28	165,000	192,685
Ecolab, Inc.	3.250	01-14-23	255,000	263,678
The Dow Chemical Company	3.625	05-15-26	210,000	232,423
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	125,094
WRKCo, Inc.	4.650	03-15-26	110,000	125,359
Real estate 3.0%				1,937,293
Equity real estate investment trusts 3.0%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	220,000	270,730
American Tower Corp.	3.375	10-15-26	180,000	195,918
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	357,247
Boston Properties LP	3.800	02-01-24	200,000	213,008
Equinix, Inc.	3.200	11-18-29	169,000	181,828
Healthpeak Properties, Inc.	3.000	01-15-30	240,000	256,915
Prologis LP	1.250	10-15-30	170,000	161,503
Simon Property Group LP	1.375	01-15-27	301,000	300,144
Utilities 3.9%				2,514,311
Electric utilities 3.5%
American Electric Power Company, Inc.	1.000	11-01-25	240,000	238,794
DTE Electric Company	2.250	03-01-30	150,000	155,111
Eversource Energy	1.650	08-15-30	180,000	173,868
Florida Power & Light Company	2.850	04-01-25	120,000	127,999
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
MidAmerican Energy Company	3.100	05-01-27	275,000	$301,390
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	240,911
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	385,000	392,259
NSTAR Electric Company	3.200	05-15-27	125,000	137,356
Xcel Energy, Inc.	4.000	06-15-28	425,000	484,482
Multi-utilities 0.4%

Sempra Energy	3.550	06-15-24	245,000	262,141
Municipal bonds 6.9%				$4,432,260
(Cost $4,267,894)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	154,032
California Health Facilities Financing Authority	1.829	06-01-29	250,000	253,159
California State University	1.740	11-01-30	210,000	209,041
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	262,510
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	329,793
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	166,018
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	302,867
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	329,485
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	271,299
New York City Housing Development Corp.	2.416	05-01-24	325,000	341,076
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	368,419
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	275,000	293,880
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	273,188
Tennessee State School Bond Authority	2.054	11-01-21	460,000	461,493

University of North Texas System	3.357	04-15-27	375,000	416,000
Collateralized mortgage obligations 5.1%				$3,267,422
(Cost $3,248,890)
U.S. Government Agency 5.1%				3,267,422
Federal Home Loan Mortgage Corp.
Series 4656, Class EA	4.000	09-15-42	139,214	143,537
Series K028, Class A2	3.111	02-25-23	340,000	351,461
Series K036, Class A2 (A)	3.527	10-25-23	237,000	251,070
Series K724, Class A2 (A)	3.062	11-25-23	302,000	315,877
Series K725, Class A2	3.002	01-25-24	617,000	648,847
Federal National Mortgage Association
Series 2012-68, Class GU	1.750	05-25-31	337,143	342,317
Series 2012-M3, Class 1A2	3.044	01-25-22	166,166	167,385
Series 2013-135, Class KM	2.500	03-25-28	109,638	111,855
Series 2015-46, Class BA	3.000	05-25-41	118,098	119,192
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	156,203	156,947
Series 2016-36, Class BC	2.500	03-25-43	206,254	209,778
Series 2017-M10, Class AV2 (A)	2.639	07-25-24	276,591	289,637

Series 2017-M13, Class A2 (A)	3.023	09-25-27	145,069	159,519
Asset backed securities 6.8%				$4,334,756
(Cost $4,332,562)
Asset backed securities 6.8%				4,334,756
Chase Issuance Trust
Series 2020-A1, Class A1	1.530	01-15-25	367,000	373,713
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	229,000	228,811
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	126,308	127,100
Series 2019-C, Class A3	1.870	03-15-24	142,763	144,236
Series 2021-A, Class A3	0.300	08-15-25	144,000	144,034
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A3	0.450	04-16-25	206,000	$206,485
Series 2021-2, Class A3	0.510	04-16-26	134,000	134,342
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	223,719	225,987
Series 2021-1, Class A3	0.270	04-21-25	88,000	87,985
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	181,262
U.S. Small Business Administration
Series 2011-20B, Class 1	4.220	02-01-31	203,412	221,320
Series 2012-20K, Class 1	2.090	11-01-32	272,358	283,658
Series 2013-20C, Class 1	2.220	03-01-33	440,263	457,177
Series 2015-20I, Class 1	2.820	09-01-35	275,611	294,145
Series 2016-20B, Class 1	2.270	02-01-36	239,505	252,412
Series 2016-20F, Class 1	2.180	06-01-36	193,051	203,487
Series 2016-20J, Class 1	2.210	10-01-36	78,575	82,802
Series 2017-20H, Class 1	2.750	08-01-37	140,974	151,837
Series 2020-20H, Class 1	0.900	08-01-40	162,970	160,483
Series 2020-20I, Class 1	1.050	09-01-40	180,753	180,148
Verizon Master Trust
Series 2021-1, Class A	0.500	05-20-27	193,000	193,332

	Yield (%)	Shares	Value
Short-term investments 1.3%			$854,267
(Cost $854,267)
Short-term funds 1.3%			854,267
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.0260(B)	854,267	854,267

Total investments (Cost $62,111,231) 99.6%	$63,749,264
Other assets and liabilities, net 0.4%	257,354
Total net assets 100.0%	$64,006,618

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$19,686,379	—	$19,686,379	—
Corporate bonds	31,174,180	—	31,174,180	—
Municipal bonds	4,432,260	—	4,432,260	—
Collateralized mortgage obligations	3,267,422	—	3,267,422	—
Asset backed securities	4,334,756	—	4,334,756	—
Short-term investments	854,267	$854,267	—	—
Total investments in securities	$63,749,264	$854,267	$62,894,997	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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